Share Capital - Summary of the Company's RSUs, PSUs, and DSUs (Detail)	12 Months Ended
	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Restricted stock units [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Granted	166,963
Forfeited	(2,259)
Units, end of the year	164,704
Performance share units [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Units, beginning of year	744,081	686,250
Granted	379,289	280,884
Paid	(198,815)	(193,385)
Forfeited	(48,816)	(29,668)
Units, end of the year	875,739	744,081
Deferred share unit [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Units, beginning of year	306,459	438,969
Granted	44,806	46,356
Paid	(75,315)	(178,866)
Units, end of the year	275,950	306,459
Units vested, end of the year	275,950	306,459